OTHER INFORMATION	6 Months Ended
Jun. 30, 2025
Other Information
OTHER INFORMATION

14.	OTHER INFORMATION

Long Term Incentive Plan

On February 2, 2022, the Board approved the terms and conditions on a long-term incentive plan (the “LTIP”), which was approved by the Company Shareholders at a meeting held on March 3, 2022. The main objective of the LTIP is to enhance the alignment between senior management and director interests with those of Codere Online and the Company Shareholders and to strengthen the retention and motivation of senior management and directors in the long term.

The LTIP is primarily for the benefit of certain existing and future senior managers of the Company, certain Directors and certain employees. The beneficiaries will be proposed by the Chief Executive Officer of the Company and will be subject to approval by the Board. Upon approval by the Board, such beneficiaries will receive an invitation letter to participate in the LTIP and will be required to accept the terms in order to become a beneficiary of the LTIP.

Compensation under the LTIP is based on the beneficiary’s expected role, responsibilities and contribution to the Company, among other things. The LTIP includes compensation in the form of share options, restricted shares, and/or deferred payments, payable depending upon the increase in Company’s equity value.

According to the LTIP Agreement, the termination date of the restricted shares and deferred payments will be March 31, 2027, whereas the share options will terminate on December 31, 2027. The number of share options to be granted will be based on the portion of the Target Compensation tied to this stock option component, a $10.00 exercise price (the “Strike Price”), the Target Share Price and subject to standard anti-dilution protections and adjustment for extraordinary cash dividends.

The restricted shares, share options and deferred payment rights granted to the beneficiaries shall have a 20% vesting per calendar year, considering the applicable start of vesting period.

The total number of share options, restricted shares and deferred payments right to each part of the LTIP is as follow:

06/30/2025

	Number of share options	Number of restricted shares	Deferred payments rights (USD)
Total rights as of December 31, 2024	933,233	558,867	8,903,209
Awarded during the period	-	-	-
Issued during the period	-	(149,639)	-
Cash settled during the period	-	(46,511)	-
Exercised during the period	-	-	-
Forfeited during the period	(8,953)	(4,587)	(93,989)
Total rights as of June 30, 2025	924,280	358,130	8,809,220
Vested	655,910	89,573	6,214,402
Unvested	268,370	268,557	2,594,818

12/31/2024

	Number of share options	Number of restricted shares	Deferred payments rights (USD)
Total rights as of December 31, 2023	1,031,893	787,874	8,813,162
Awarded during the period	15,567	7,974	163,458
Issued during the period	-	(193,275)	-
Cash settled during the period	-	(1,529)	-
Exercised during the period	-	-	-
Forfeited during the period	(114,227)	(42,177)	(73,411)
Total rights as of December 31, 2024	933,233	558,867	8,903,209
Vested	566,326	196,150	5,330,973
Unvested	366,907	362,717	3,572,236

The fair value of the equity instruments granted has been determined using a Monte Carlo simulation valuation model as of each of the Grant dates, considering the conditions determined in the LTIP Agreement, and the following assumptions:

Forecast share price volatility (annualized)	50.13%
Plan duration (years)	5.00
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield

Given the recent listing of the Company’s shares, expected share price volatility has been determined based on the average historical standard volatility of a group of selected peers, considering a 5-year period, matching the LTIP tenor.

More specifically, the restricted share’s fair value has been calculated as the number of estimated vested instruments times the expected share value at the assumed restricted shares exercise date. The number of estimated vested instruments used has been the one established in each beneficiary’s invitation letter, and the expected share value has been determined according to the aforementioned Monte Carlo simulation and the valuation inputs previously detailed.

The fair value of stock options is also determined using a Monte Carlo simulation model, taking into account the expected evolution of the Company’s share price. In this sense, according to the valuation model’s share price expected evolution, the Company’s stock options only have time value as of each of the grant dates, due to the value of the underlying ordinary shares as of the grant dates and the strike price of $10.0 per share.

Finally, deferred payment rights are subject to non-market performance conditions linked to the Company’s EBITDA and net financial debt. The number of shares expected to be delivered is estimated based on the Company’s business plan and is reassessed over the vesting period. Accordingly, the Company’s business plan is used to determine the preliminary number of shares expected to be delivered to beneficiaries under the sub-plans.

The incentives granted to the beneficiaries under the LTIP are subject to a 5-year general vesting period, with 20% vesting per year, subject to certain exceptions and acceleration events, in order to promote the long-term retention of the beneficiaries.

Except in cases of termination for cause, beneficiaries generally retain vested awards upon cessation of employment or service. Awards are subject to clawback in certain circumstances, including breaches of post-termination restrictive covenants or as required by applicable law.The LTIP is subject to the Spanish employment law as a significant part of the compensation under the LTIP will be awarded to beneficiaries located in Spain. The components of the LTIP may be subject to special terms and conditions depending on the location of the beneficiary.

The foregoing description of the LTIP does not purport to be complete and is qualified in its entirety by reference to the full text of the LTIP Master Agreement, which has been filed as an exhibit to the annual report of Codere Online as of December 31, 2022.

Codere Online recognizes the expense associated with the LTIP using the graded vesting method, in accordance with IFRS 2:B43–B44, whereby each vesting tranche is treated as a separate award and expensed over its respective vesting period.

For the six month period ended June 30, 2025, the impact of the LTIP recorded in the Unaudited Interim Condensed Consolidated Statements of operations and income statement as personnel expenses amounted to € 0.4 million euros.